Financial Instruments (Details)	6 Months Ended
	Jun. 30, 2020
Statement Line Items [Line Items]
Expected dividend yield	0.00%
Minimum [Member] | Warrants [Member]
Statement Line Items [Line Items]
Expected term of warrant	3 years 7 months 6 days	[1]
Expected volatility	103.10%	[2]
Risk-free rate	0.25%	[3]
Maximum [Member] | Warrants [Member]
Statement Line Items [Line Items]
Expected term of warrant	4 years 2 months 5 days	[1]
Expected volatility	110.00%	[2]
Risk-free rate	0.30%	[3]

[1]	Based on contractual terms.
[2]	Based on the historical volatility of the Company's ordinary shares and ADSs.
[3]	Based on traded zero-coupon U.S. treasury bonds with maturity equal to expected terms.